Stock-Based Compensation (Schedule Of Changes In Shares Subject To Option) (Details) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average exercise price per share, Beginning of year	$ 43.16
Average exercise price per share, Options Granted	$ 44.03
Average exercise price per share, Options Exercised	$ 29.62
Average exercise price per share, Options canceled	$ 49.08
Average exercise price per share, End of year	$ 44.75
Average exercise price per share, Exercisable at year end	$ 42.34
Shares, Beginning of year	15,952
Shares, Options granted	945
Shares, Options exercised	(1,844)
Shares, Options Canceled	(450)
Shares, End of year	14,603
Shares, Exercisable at year end	10,540
Total intrinsic value of awards, End of year	$ 93
Total intrinsic value of awards, Exercisable at year end	$ 87
Average remaining life, End of year	6 years 0 months
Average remaining life, Exercisable at year end	5 years 1 month